AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 4, 2020.

No. 811-22704

No. 333-180879

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 139	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 141	☒

(Check appropriate box or boxes)

CAMBRIA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of Principal Executive Offices, Zip Code)

(310) 683-5500

(Registrant’s Telephone Number, including Area Code)

Corporation Service Company

2711 Centreville Road

Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On December 4, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 139 to the Registration Statement on Form N-1A for Cambria ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until December 4, 2020, the effectiveness of Post-Effective Amendment No. 122 (“PEA No. 122”), which was filed with the Commission via EDGAR Accession No. 0001615774-20-007570 on June 25, 2020, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 122 by means of this filing, Parts A, B and C of PEA No. 122, as indicated below, are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Cambria Africa ETF, Cambria Endowment Style ETF, and Cambria Global Tail Risk ETF is incorporated herein by reference to Part A of PEA No. 122.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Cambria Africa ETF, Cambria Endowment Style ETF, and Cambria Global Tail Risk ETF is incorporated herein by reference to Part B of PEA No. 122.

PART C – OTHER INFORMATION

The Part C for the Cambria Africa ETF, Cambria Endowment Style ETF, and Cambria Global Tail Risk ETF is incorporated herein by reference to Part C of PEA No. 122.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 139 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of El Segundo and State of California, on the 4th day of November, 2020.

CAMBRIA ETF TRUST

By:	/s/ Mebane Faber
Mebane Faber
President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Kelly McEwen Kelly McEwen*	Treasurer and Principal Financial Officer (Principal Accounting Officer)	November 4, 2020

/s/ Mebane Faber Mebane Faber	President and Trustee	November 4, 2020

/s/ Michael Venuto Michael Venuto*	Trustee	November 4, 2020

/s/ Dennis G. Schmal Dennis G. Schmal*	Trustee	November 4, 2020

*/s/ Mebane Faber Mebane Faber Attorney-in-Fact Pursuant to Power of Attorney